Accounts payable and accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Current Payables [Abstract]
Trade payables	$ 213,377	$ 137,190
Non-trade payables	66,048	58,105
Payables due to related parties	61,033	38,354
Total	$ 340,458	$ 233,649